Cash And Cash Equivalents (Schedule of cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Balance in USD	$ 4,151	$ 24,475
Balance in other currencies	7,715	9,420
Cash and cash equivalents	$ 11,866	$ 33,895	$ 11,046	$ 17,376